General Company Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
General Company Information
General Company Information

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is an artificial intelligence (“AI”)-immunology platform company that uses its proprietary AI technology, engineering expertise and drug development know-how to simulate the human immune system and generate predictive models to identify and develop immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hørsholm, Denmark.

On February 5, 2021, the Company completed an initial public offering which resulted in the listing of American Depositary Shares, or ADSs, representing the Company's ordinary shares, under the symbol "EVAX" in the United States on The Nasdaq Capital Market.

The unaudited condensed consolidated interim financial statements of Evaxion Biotech and its subsidiary (collectively, the “Group”) for the three and six months ended June 30, 2020 and 2021, were approved, and authorized for issuance, by the Audit Committee of the board of directors on August 10, 2021.

Liquidity

We anticipate incurring additional losses until such time, if ever, we can complete our research and development (“R&D”) activities and obtain an out-licensing partnership for our product candidates and generate revenues from such product candidates. Substantial additional financing will be needed by us to fund our operations and to continue development of our product candidates.

We expect to finance cash needs through equity offerings, debt financings or other capital sources, including potential collaborations, licenses and other similar arrangements.

We may be unable to raise additional funds or enter into such other arrangements when needed on favorable terms or at all. To the extent that we raise additional capital through the sale of equity or convertible debt securities, the ownership interest of current shareholders could be diluted, and the terms of these securities may include liquidation or other preferences that adversely affect the rights of the current shareholders. Debt financing and equity financing, if available, may involve agreements that include covenants limiting or restricting our ability to take specific actions, such as incurring additional debt, making capital expenditures or declaring dividends. If we raise funds through collaborations, licenses and other similar arrangements with third parties, we may have to relinquish valuable rights to our technologies, future revenue streams, research programs or product candidates or grant licenses on terms that may not be favorable and/or may reduce the value of our ordinary shares. Failure to raise capital or enter into such other arrangements when needed could have a negative impact on financial conditions and our ability to pursue our business plans and strategies. If we are unable to raise additional capital when needed, we could be forced to delay, limit, reduce or terminate our product candidate development or grant rights to develop and market our product candidates.

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is an artificial intelligence (“AI”)-immunology platform company that uses its proprietary AI technology, engineering expertise and drug development know-how to simulate the human immune system and generate predictive models to identify and develop efficacious immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hoersholm, Denmark, Denmark.

On February 5, 2021, the Company completed an initial public offering (“IPO”), which resulted in the listing of American Depository Shares (“ADS”) representing the company’s ordinary shares, under the symbol “EVAX” in the United States on the NASDAQ Capital Market. The Company received total proceeds of approximately $27.9 million from the IPO, after deducting the underwriting discount of $2.1 million. Upon the completion of the IPO, authorized share capital consists of 3,000,000 shares of ordinary shares, par value DKK 1 per share.

The consolidated financial statements of Evaxion Biotech and its subsidiary (collectively, the “Group”) for the year ended December 31, 2020, were approved, and authorized for issuance, by the Board of Directors on March 30, 2021.

Basis of Going Concern

The Company’s Board of Directors has, at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Based on the Company’s current cash on hand, proceeds secured through its recent IPO, together with access to its EIB loan will allow the Company to meet its liabilities as they fall due for at least 12 months from December 31, 2020. Thus, these consolidated financial statements are prepared on a going concern basis of accounting.

Emerging Growth Company Status

Evaxion is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company has elected to take advantage of specified reduced reporting and regulatory requirements in contrast to those otherwise applicable generally to public companies. This provision includes the exemption from the auditor attestation requirement in the assessment of the Company’s internal control over financial reporting pursuant to Section 404 the Sarbanes-Oxley Act of 2002, or the Sarbanes-Oxley Act.

Evaxion will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the global offering, (b) in which its annual gross revenue totals at least $1.07 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of the Company’s ordinary shares that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

COVID 19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported in Wuhan, China and on March 11, 2020 the World Health Organization declared COVID-19 a pandemic. The COVID-19 pandemic has resulted in a widespread health crisis and numerous disease control measures being taken to limit its spread. As the pandemic unfolds throughout the world, the healthcare systems of the countries in which the Company is conducting its studies have experienced great disruption. Governments have instituted quarantining and mandated business and school closures. Travel has been severely restricted.

The Company is closely monitoring the potential impact of COVID-19 on the 2021 financial results and cashflows and beyond. The Company’s top priority remains the health and safety of its staff and the patients in the studies. The Company maintains compliance with government and health authorities. Additionally, we have adapted the way in which we work to ensure we are doing our part in reducing transmission of COVID 19.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of our ongoing research activities and human clinical trials. The Company has not experienced a materially negative impact from COVID 19. As of December 31, 2020, the impact of the COVID-19 pandemic continues to unfold. As events continue to evolve and additional information becomes available, our estimates may change materially in the future.

While business travel has been suspended, the Company has remained active and effective in the process of raising capital with institutional investors by conducting key meetings on a virtual basis.